Fair value of financial instruments - Schedule of Valuation Techniques and Significant Unobservable Inputs for Level 3 Assets and Liabilities (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Deferred consideration	$ 1,180	$ 1,836
Fair Value
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Term Loan	867,592	876,465
Level 3 | Fair Value
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Term Loan	360,125	363,060
Level 3 | Discounted Cash Flow | Fair Value
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Deferred consideration	1,180	1,836
Term Loan	$ 360,125	$ 363,060
Level 3 | Discounted Cash Flow | Deferred Consideration
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Discount Rate	4.15%	4.00%
Expected Term	4 months	7 months
Level 3 | Discounted Cash Flow | Deferred Consideration | Minimum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Forward Rate	4.63%	4.63%
Level 3 | Discounted Cash Flow | Deferred Consideration | Maximum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Forward Rate	5.00%	5.00%
Level 3 | Discounted Cash Flow | Term Loan
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Discount Rate	3.25%	3.00%
Expected Term	29 months	32 months
Level 3 | Discounted Cash Flow | Term Loan | Minimum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Forward Rate	4.00%	4.00%
Level 3 | Discounted Cash Flow | Term Loan | Maximum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Forward Rate	5.12%	5.33%